COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss	¥ (5,800,000)	$ (793,315)	¥ (8,264,191)	¥ (7,655,146)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,076,584	147,491	135,649	211,208
Depreciation and amortization	944,981	129,462	618,189	239,106
Deferred taxes	(204,655)	(28,038)	(39,226)	33,173
Loss (gain) from disposal of property and equipment	(15,488)	(2,122)	15,088	194
Gain on early termination of leases	(10,021)	(1,373)
Loss from disposal of intangible asset	1,471	202	210
Investment income	(726,973)	(99,595)
Return on long-term investments	90,846	12,446
Share of loss (income) in equity method investments	(124,278)	(17,026)	(86,842)	172,787
Foreign exchange loss (gain), net	(5,185)	(710)	9,468	(91,222)
Change in fair value of derivative instruments	(9,559)	(1,310)	358	1,178
Provision (reversal) of allowance for credit loss	30,993	4,246	(5,814)	7,190
Changes in operating assets and liabilities:
Notes receivable	(620,896)	(85,062)	(339,178)	(114,792)
Accounts receivable	(638,175)	(87,430)	(947,711)	(135,540)
Inventories	1,077,947	147,678	(2,063,880)	(1,950,729)
Amounts due from related parties	883,441	121,031	(922,982)	(2,292,260)
Prepayments and other current assets	(775,004)	(106,175)	(1,041,999)	(646,359)
Operating lease right-of-use assets	251,460	34,450	(366,473)	(1,077,020)
Other non-current assets	(15,151)	(2,076)	(37,635)	(369,924)
Accounts payable	(32,405)	(4,439)	291,892	2,139,437
Notes payable and others	7,485,654	1,025,530	4,001,206	1,503,739
Amounts due to related parties	(1,872,177)	(256,487)	8,482,783	3,986,480
Income tax payable	(47,227)	(6,470)	54,059	49,994
Accruals and other current liabilities	2,339,807	320,552	2,085,136	1,194,669
Operating lease liabilities	(251,248)	(34,421)	392,302	1,082,574
Other non-current liabilities	155,163	21,257	304,924	187,666
Net cash provided by (used in) operating activities	3,199,256	438,296	2,275,333	(3,523,597)
Cash flows from investing activities
Purchases of property, plant and equipment	(1,273,308)	(174,442)	(1,568,737)	(838,068)
Purchases of intangible assets	(430,706)	(59,006)	(344,663)	(81,427)
Purchases of land use rights	(11,433)	(1,566)
Proceeds from disposal of property and equipment	155,213	21,264	28,425	24,085
Proceeds from disposal of long-term investments	536,000	73,432		9,000
Proceeds from disposal of intangible assets	348	48
Payment for business combinations under common control (Note 1)				(708,587)
Investment in equity investee				(442,017)
Repayments of advances to related parties			26,223	30,067
Payment for loan to related parties			(100,000)
Collection of loan to related parties	100,000	13,700
Net cash provided by (used in) investing activities	(923,886)	(126,570)	(1,958,752)	(2,006,947)
Cash flows from financing activities
Proceeds from initial public offering (net of issuance costs of RMB 79,138 for the year ended December 31, 2024)	3,465,344	474,750
Proceeds from issuance of preferred shares (net of issuance costs of RMB1,690, RMB2,134 and nil for the years ended December 31, 2022, 2023 and 2024, respectively)			5,373,044	1,268,360
Proceeds from short-term bank borrowings	30,200	4,137		147,000
Repayment of short-term bank borrowings	(200)	(27)		(751,359)
Proceeds from long-term bank borrowings	414,480	56,784		972,042
Repayment of long-term bank borrowings				(972,042)
Repurchase of ordinary shares	(186,746)	(25,584)
Proceeds from related party loans	3,000,000	410,998		7,800,000
Repayments of related party loans	(4,100,000)	(561,698)	(5,375,727)	(3,090,676)
Net cash provided by(used in) financing activities	2,623,078	359,360	(2,683)	5,373,325
Net increase (decrease) in cash, cash equivalents and restricted cash	4,898,448	671,086	313,898	(157,219)
Cash, cash equivalents and restricted cash at beginning of year	4,104,749	562,348	3,754,904	3,897,966
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(41,545)	(5,693)	35,947	14,157
Cash, cash equivalents and restricted cash at end of year	8,961,652	1,227,741	4,104,749	3,754,904
Supplementary disclosure of cash flow information:
Cash paid for income tax	494,699	67,773	120,078	80,342
Interest paid	179,567	24,601	209,571	60,808
Supplementary disclosure of non-cash investing and financing activities:
Accrued purchases of property and equipment	405,470	55,549	497,651	¥ 398,648
Accrued purchases of intangible assets	¥ 21,410	$ 2,933
Amounts due from related parties in connection with disposal of property and equipment			¥ 122,115